Impairment Charges - Additional Information (Detail) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Goodwill impairments			$ 0	$ 0
Description of key assumptions in determining fair value less costs of disposal			As at June 30, 2018, the recoverable amounts of Cenovus’s upstream CGUs were determined based on fair value less costs of disposal or an evaluation of comparable asset transactions. Key assumptions in the determination of future cash flows from reserves include crude oil and natural gas prices, costs to develop and the discount rate.
Discounted future cash flows, inflation rate	2.00%		2.00%
Exploration Expense	$ 4,000,000		$ 6,000,000
E&E Asset [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Exploration Expense			$ 6,000,000
Bottom of range [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Discounted future cash flows, discount rate	10.00%		10.00%
Top of range [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Discounted future cash flows, discount rate	15.00%		15.00%
Deep Basin Segment [Member] | Clearwater CGU [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment losses		$ 100,000,000
Oil Sands Segment [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Exploration Expense	$ 4,000,000		$ 6,000,000
Oil Sands Segment [Member] | E&E Asset [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Exploration Expense			6,000,000	$ 2,000,000
Oil Sands Segment [Member] | Property, Plant and Equipment [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment losses			7,000,000
Oil Sands Segment [Member] | CGUs [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment losses			$ 0